NON-CONTROLLING INTEREST	12 Months Ended
Oct. 31, 2020
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

NOTE 14 – NON-CONTROLLING INTEREST

As of October 31, 2020, two third party individuals owned 0.2% of the equity interests of Hengbang Insurance, which is not under the Company’s control. The following was a summary of non-controlling interest activities in the years ended October 31, 2020, 2019 and 2018.

Amount
Non-controlling interest at October 31, 2017	$—
Non-controlling interest’s share of contribution in subsidiary	493
Net income attributable to non-controlling interest	9
Foreign currency translation adjustment attributable to non-controlling interest	(24)
Non-controlling interest at October 31, 2018	478
Net income attributable to non-controlling interest	—
Foreign currency translation adjustment attributable to non-controlling interest	(4)
Non-controlling interest at October 31, 2019	474
Net loss attributable to non-controlling interest	(3)
Foreign currency translation adjustment attributable to non-controlling interest	24
Non-controlling interest at October 31, 2020	$495